Intangible Assets, Net (Details) - Schedule of finite-lived and indefinite-lived intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-lived intangible assets:
Gross Carrying Amount	$ 26,091	$ 26,091
Accumulated Amortization	2,974	1,812
Net Carrying Amount	23,117	24,279
Finite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	7,091	7,091
Accumulated Amortization	2,974	1,812
Net Carrying Amount	4,117	5,279
Customer Contracts [Member] | Finite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	925	925
Accumulated Amortization	925	525
Net Carrying Amount		$ 400
Weighted- Average Useful Life (in Years)	0 years	6 months
Customer Relationships [Member] | Finite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 1,000	$ 1,000
Accumulated Amortization	487	304
Net Carrying Amount	$ 513	$ 696
Weighted- Average Useful Life (in Years)	3 years 4 months 24 days	4 years 4 months 24 days
Customer List [Member] | Finite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 650	$ 650
Accumulated Amortization	346	217
Net Carrying Amount	$ 304	$ 433
Weighted- Average Useful Life (in Years)	2 years 3 months 18 days	3 years 3 months 18 days
Brand [Member] | Finite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 4,516	$ 4,516
Accumulated Amortization	1,216	766
Net Carrying Amount	$ 3,300	$ 3,750
Weighted- Average Useful Life (in Years)	7 years 3 months 18 days	8 years 3 months 18 days
Indefinite-lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 19,000	$ 19,000
Accumulated Amortization
Net Carrying Amount	19,000	19,000
Indefinite-lived Intangible Assets [Member] | License [Member]
Finite-lived intangible assets:
Gross Carrying Amount	19,000	19,000
Accumulated Amortization
Net Carrying Amount	$ 19,000	$ 19,000